Note 15 - Long-Term Debt (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended			1 Months Ended		0 Months Ended				1 Months Ended	0 Months Ended	1 Months Ended			21 Months Ended	1 Months Ended		0 Months Ended	1 Months Ended	9 Months Ended	18 Months Ended
	Apr. 11, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jan. 31, 2012	May 08, 2012	Jan. 21, 2012	Jan. 11, 2012	Nov. 02, 2012	Jul. 31, 2012	Feb. 10, 2012	Mar. 21, 2012	Feb. 20, 2012	Nov. 24, 2014	Dec. 31, 2014	Feb. 24, 2012	May 22, 2012	Apr. 10, 2012	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2014	Apr. 01, 2010	Jul. 09, 2010	Apr. 15, 2010	Jul. 09, 2012	Sep. 03, 2013	Mar. 08, 2013	Mar. 04, 2013	Nov. 30, 2010	Dec. 31, 2009	Mar. 28, 2013
Note 15 - Long-Term Debt (Details) [Line Items]
Proceeds from Sale of Property, Plant, and Equipment				$ 85,172
Debt Instrument, Basis Spread on Variable Rate			3.25%
Stock Issued During Period, Shares, New Issues (in Shares)	42
Disposal Group, Including Discontinued Operation, Operating Income (Loss)		2,934	(11,422)	(1,800)
Debt Instrument, Interest Rate During Period		6.52%	4.95%	4.31%
Interest Costs Capitalized		0	0	20
In Compliance [Member] | Portigon AG Credit Facility [Member]
Note 15 - Long-Term Debt (Details) [Line Items]
Percent of Proceeds from Sale of the Vessel			50.00%
Not in Compliance [Member] | Portigon AG Credit Facility [Member]
Note 15 - Long-Term Debt (Details) [Line Items]
Percent of Proceeds from Sale of the Vessel			100.00%
Reduced Balloon Payment [Member] | Portigon AG Credit Facility [Member]
Note 15 - Long-Term Debt (Details) [Line Items]
Line of Credit Facility, Periodic Payment, Principal			6,000
Avra and Fortune [Member]
Note 15 - Long-Term Debt (Details) [Line Items]
Proceeds from Sale of Property, Plant, and Equipment					64,532
Compass and Compassion [Member]
Note 15 - Long-Term Debt (Details) [Line Items]
Proceeds from Sale of Property, Plant, and Equipment						80,159
Newlead Venetico [Member]
Note 15 - Long-Term Debt (Details) [Line Items]
Proceeds from Sale of Property, Plant, and Equipment							9,450
Grand Ocean [Member] | Piraeus Bank A.E. [Member]
Note 15 - Long-Term Debt (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity																							21,000
Repayments of Lines of Credit								490	6,510
Grand Ocean [Member]
Note 15 - Long-Term Debt (Details) [Line Items]
Proceeds from Sale of Property, Plant, and Equipment									8,150
Hiona and Hiotissa [Member] | Piraeus Bank A.E. [Member]
Note 15 - Long-Term Debt (Details) [Line Items]
Proceeds from Sale of Property, Plant, and Equipment											57,000
Line of Credit Facility, Maximum Borrowing Capacity																							76,000
Repayments of Lines of Credit										271	51,100
Newlead Esmeralda [Member] | Eurobank [Member]
Note 15 - Long-Term Debt (Details) [Line Items]
Proceeds from Sale of Property, Plant, and Equipment												11,400
Line of Credit Facility, Maximum Borrowing Capacity																								32,000
Navios Serenity [Member]
Note 15 - Long-Term Debt (Details) [Line Items]
Proceeds from Sale of Property, Plant, and Equipment													26,000
Handysize Hull 4029 [Member]
Note 15 - Long-Term Debt (Details) [Line Items]
Property, Plant and Equipment, Disposals														7,240
Nepheli and Others [Member] | Natixis [Member]
Note 15 - Long-Term Debt (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity															12,385
Sofia [Member] | Balloon Payment [Member] | Natixis [Member]
Note 15 - Long-Term Debt (Details) [Line Items]
Line of Credit Facility, Periodic Payment, Principal															1,976
Nepheli [Member] | Balloon Payment [Member] | Natixis [Member]
Note 15 - Long-Term Debt (Details) [Line Items]
Line of Credit Facility, Periodic Payment, Principal															1,844
Nikolas [Member] | Balloon Payment [Member] | Natixis [Member]
Note 15 - Long-Term Debt (Details) [Line Items]
Line of Credit Facility, Periodic Payment, Principal															2,722
3 Quarterly Installments [Member] | Portigon AG Credit Facility [Member]
Note 15 - Long-Term Debt (Details) [Line Items]
Line of Credit Facility, Periodic Payment, Principal																300
5 Quarterly Installments [Member] | Portigon AG Credit Facility [Member]
Note 15 - Long-Term Debt (Details) [Line Items]
Line of Credit Facility, Periodic Payment, Principal																375
15 Quarterly Installments [Member] | Portigon AG Credit Facility [Member]
Note 15 - Long-Term Debt (Details) [Line Items]
Line of Credit Facility, Periodic Payment, Principal																475
Balloon Payment [Member] | Portigon AG Credit Facility [Member]
Note 15 - Long-Term Debt (Details) [Line Items]
Line of Credit Facility, Periodic Payment, Principal																15,350
Bank of Scotland and Others [Member] | Senior Facility [Member]
Note 15 - Long-Term Debt (Details) [Line Items]
Loans Payable to Bank																									66,667
Loss Contingency, Damages Sought, Value																	62,684
Bank of Scotland and Others [Member] | Junior Facility [Member]
Note 15 - Long-Term Debt (Details) [Line Items]
Loans Payable to Bank																									13,333
Loss Contingency, Damages Sought, Value																	13,938
Bank of Scotland and Others [Member]
Note 15 - Long-Term Debt (Details) [Line Items]
Disposal Group, Including Discontinued Operation, Operating Income (Loss)																	24,576
DVB Bank and Others[Member]
Note 15 - Long-Term Debt (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity																								48,000
Loss Contingency, Damages Sought, Value														7,400
Extinguishment of Debt, Amount																		5,492
Mojave Finance Inc. [Member] | NewLead Mojave Holdings LLC [Member]
Note 15 - Long-Term Debt (Details) [Line Items]
Percent of Interest to Secure a Loan																			52.00%
Mojave Finance Inc. [Member] | New Lead JMEG LLC [Member]
Note 15 - Long-Term Debt (Details) [Line Items]
Percent of Interest to Secure a Loan																			50.00%
Mojave Finance Inc. [Member]
Note 15 - Long-Term Debt (Details) [Line Items]
Loans Payable to Bank			3,000																3,000	3,000						3,000
Debt Instrument, Term																			3 months
Debt Instrument, Interest Rate During Period		5.10%
New Coal Holding LLC [Member]
Note 15 - Long-Term Debt (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity																											300
Stock Issued During Period, Shares, New Issues (in Shares)																				10
Natixis [Member]
Note 15 - Long-Term Debt (Details) [Line Items]
Line of Credit, Current		4,598														4,598						4,598
Long-term Line of Credit, Noncurrent		7,707														7,707						7,707
Oppenheim Capital Ltd [Member] | New Lead JMEG LLC [Member]
Note 15 - Long-Term Debt (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage																												24.00%
Line of Credit Facility, Maximum Borrowing Capacity																												1,350
Swanbury Investments SA [Member] | New Lead JMEG LLC [Member]
Note 15 - Long-Term Debt (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage																													24.00%
Line of Credit Facility, Maximum Borrowing Capacity																													500
Maximum [Member] | Portigon AG Credit Facility [Member]
Note 15 - Long-Term Debt (Details) [Line Items]
Direct Sale Costs and Trade Debt			500
Coal Acquisition [Member]
Note 15 - Long-Term Debt (Details) [Line Items]
Other Expenses			20,000
Shipping Sector [Member]
Note 15 - Long-Term Debt (Details) [Line Items]
Other Expenses			2,510
Convertible Notes [Member]
Note 15 - Long-Term Debt (Details) [Line Items]
Other Expenses			513
Variable Rate A [Member] | Portigon AG Credit Facility [Member]
Note 15 - Long-Term Debt (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate			3.25%
Variable Rate B [Member] | Portigon AG Credit Facility [Member]
Note 15 - Long-Term Debt (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate			3.00%
Variable Rate C [Member] | Portigon AG Credit Facility [Member]
Note 15 - Long-Term Debt (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate			2.75%
Variable Rate D [Member] | Portigon AG Credit Facility [Member]
Note 15 - Long-Term Debt (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate			2.50%
Senior Convertible 7% Notes [Member]
Note 15 - Long-Term Debt (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		7.00%														7.00%						7.00%
Syndicate Facility Agreement [Member]
Note 15 - Long-Term Debt (Details) [Line Items]
Loans Payable to Bank, Current																														129	221,400
Notes and Loans Payable, Current		129	129													129				129		129
Piraeus Bank Credit Facility [Member]
Note 15 - Long-Term Debt (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		62,000														62,000						62,000
Line of Credit Facility, Interest Rate During Period		6.32%
Repayments of Lines of Credit							6,736
Long-term Line of Credit		32,525	32,525													32,525				32,525		32,525
Portigon AG Credit Facility [Member]
Note 15 - Long-Term Debt (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity																							27,500
Line of Credit Facility, Interest Rate During Period			3.40%
Long-term Line of Credit		24,215														24,215						24,215										25,250
Security Cover Ratio			125.00%
Percent of Proceeds from Sale of the Vessel			75.00%
Minimum Market Adjusted Equity Ratio																					25.00%	30.00%
Minimum Liquidity Ratio		5.00%
Minimum Working Capital		$ 0														$ 0						$ 0
Minimum Interest Coverage Ratio																					2.00%	2.50%